Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 10	SFr 37	SFr (2)
Proceeds from transfer of assets	5,861	6,604	3,954
Cash received on interests that continue to be held	41	28	69
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	0	(4)
Proceeds from transfer of assets	22,536	14,817	9,866
Purchases of previously transferred financial assets or their underlying collateral	0	(2)	0
Servicing fees	3	3	2
Cash received on interests that continue to be held	576	368	529
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	77	31	26
Proceeds from transfer of assets	6,422	7,664	2,813
Purchases of previously transferred financial assets or their underlying collateral	(318)	(380)	(68)
Servicing fees	142	135	137
Cash received on interests that continue to be held	3	4	2
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	10	37	(2)
Proceeds from transfer of assets	5,861	6,604	3,954
Cash received on interests that continue to be held	41	28	69
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	(1)	0	(4)
Proceeds from transfer of assets	22,536	14,817	9,866
Purchases of previously transferred financial assets or their underlying collateral	0	(2)	0
Servicing fees	3	3	2
Cash received on interests that continue to be held	576	368	529
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	77	31	26
Proceeds from transfer of assets	6,422	7,664	2,813
Purchases of previously transferred financial assets or their underlying collateral	(318)	(380)	(68)
Servicing fees	142	135	137
Cash received on interests that continue to be held	SFr 3	SFr 4	SFr 2